Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2021
Amount Due to Related Parties [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE 11 – AMOUNTS DUE TO RELATED PARTIES

At December 31, 2021 and 2020, amounts due to related parties consisted of the following:

	December 31,	December 31,
Name of related party	2021	2020
Mr. Song (1)	$135,718	$5,725
Vision Capital Profits Limited (2)	$-	$114,850
Beijing Zhongan Huitong Information Technology Co., Ltd. (3)	$-	13,505
C Media(4)	$-	176,384

(1)	The Company’s CEO and Chairman

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	Beijing Zhongan Huitong Information Technology Co., Ltd.’s legal representative is Mrs. Song, the spouse of Mr. Song.

(4)	C Media is controlled by Mr. Song.

Amounts due to related parties are non-interest bearing, unsecured and payable on demand.